Pension Liabilities, Net (Tables)	12 Months Ended
Dec. 31, 2012
Pension Liabilities, Net [Abstract]
Schedule Of Changes In Projected Benefit Obligations

	December 31,
	2011	2012

Accumulated benefit obligation	$9,860	$9,643

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$-	$9,992
Liability assumed at the acquisition date of Nera	11,532	-
Service cost	59	63
Interest cost	323	349
Expenses paid	(1,296)	(992)
Exchange rates differences	-	565
Actuarial gain	(626)	(268)

Projected benefit obligation at end of year	$9,992	$9,709

Schedule Of Changes In Fair Value Of Plan Assets
Change in plan assets
Fair value of plan assets at beginning of year	$-	$7,122
Acquisition of Nera	7,500	-
Actual return on plan assets	272	294
Employer contributions to plan	52	95
Expenses paid	(702)	(524)
Exchange rates differences	-	525
Actuarial gain	-	(116)

Fair value of plan assets at end of year	$7,122	$7,396

Schedule Of Assumptions Used

	December 31, 2011	December 31, 2012
Weighted-average assumptions
Discount rate	3.80%	4.20%
Expected return on plan assets	4.10%	3.60%
Rate of compensation increase	3.50%	3.25%

Schedule Of Net Benefit Costs

	December 31, 2011	December 31, 2012
Components of net periodic benefit cost
Service cost	$59	$63
Interest cost	323	349
Expected return on plan assets	(272)	(294)
Amortization of net loss	-	-
Exchange rates differences	-	5
Settlement gain recognized	-	-

Net periodic benefit cost	$110	$123

Schedule Of Expected Benefit Payments

	December 31, 2011	December 31, 2012

2013	$817	$763
2014	561	261
2015	361	229
2016	223	199
2017 and thereafter	908	1,050

	$2,870	$2,502

Schedule Of Allocation Of Plan Assets

	December 31, 2011	December 31, 2012

Bonds	49%	56%
Real estate	16%	14%
Cash	17%	20%
Shares	18%	10%

	100%	100%